Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Investment securities available for sale	$ 87,918
Level 3 [Member] | Interest rate lock commitments on residential mortgages [Member]
Assets:
Investment securities available for sale	847
Fair Value, Measurements, Recurring [Member] | U.S. Treasury obligations [Member]
Assets:
Investment securities available for sale	10,011	12,079
Fair Value, Measurements, Recurring [Member] | U.S. Government agencies [Member]
Assets:
Investment securities available for sale	4,949
Fair Value, Measurements, Recurring [Member] | U.S. Government agency mortgage-backed securities [Member]
Assets:
Investment securities available for sale	354,978	428,904
Fair Value, Measurements, Recurring [Member] | Other mortgage-backed securities [Member]
Assets:
Investment securities available for sale	286	296
Fair Value, Measurements, Recurring [Member] | State and municipal obligations [Member]
Assets:
Investment securities available for sale	40,170	48,785
Fair Value, Measurements, Recurring [Member] | Trust preferred securities [Member]
Assets:
Investment securities available for sale	5,882	4,908
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member]
Assets:
Investment securities available for sale	25,442	19,408
Fair Value, Measurements, Recurring [Member] | Other securities [Member]
Assets:
Investment securities available for sale	1,464	1,165
Fair Value, Measurements, Recurring [Member] | Residential loans held-for-sale [Member]
Assets:
Investment securities available for sale	99,013
Fair Value, Measurements, Recurring [Member] | Interest rate lock commitments on residential mortgages [Member]
Assets:
Investment securities available for sale	847
Fair Value, Measurements, Recurring [Member] | Fair value interest rate swaps [Member]
Liabilities:
Derivative instruments, liabilities	3,503	4,489
Fair Value, Measurements, Recurring [Member] | Interest rate swaps [Member]
Assets:
Investment securities available for sale	40,594	50,355
Liabilities:
Derivative instruments, liabilities	40,646	50,462
Fair Value, Measurements, Recurring [Member] | Interest rate floor [Member]
Assets:
Investment securities available for sale	275	360
Liabilities:
Derivative instruments, liabilities	275	360
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | U.S. Treasury obligations [Member]
Assets:
Investment securities available for sale	10,011	12,079
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | U.S. Government agencies [Member]
Assets:
Investment securities available for sale
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other securities [Member]
Assets:
Investment securities available for sale	1,464	665
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Government agencies [Member]
Assets:
Investment securities available for sale	4,949
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Government agency mortgage-backed securities [Member]
Assets:
Investment securities available for sale	354,978	428,904
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other mortgage-backed securities [Member]
Assets:
Investment securities available for sale	286	296
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | State and municipal obligations [Member]
Assets:
Investment securities available for sale	40,170	48,785
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate bonds [Member]
Assets:
Investment securities available for sale	25,442	19,408
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other securities [Member]
Assets:
Investment securities available for sale		500
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Residential loans held-for-sale [Member]
Assets:
Investment securities available for sale	99,013
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Fair value interest rate swaps [Member]
Liabilities:
Derivative instruments, liabilities	3,503	4,489
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest rate swaps [Member]
Assets:
Investment securities available for sale	40,594	50,355
Liabilities:
Derivative instruments, liabilities	40,646	50,462
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest rate floor [Member]
Assets:
Investment securities available for sale	275	360
Liabilities:
Derivative instruments, liabilities	275	360
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | U.S. Government agencies [Member]
Assets:
Investment securities available for sale
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Trust preferred securities [Member]
Assets:
Investment securities available for sale	5,882	4,908
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest rate lock commitments on residential mortgages [Member]
Assets:
Investment securities available for sale	$ 847